Related Party Balances and Transactions (Details) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2024	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Related Party Balances and Transactions
Research and development expenses paid to companies controlled by officers included in general and administrative		$ 4,566,000	$ 1,408,000	$ 9,767,996	$ 5,176,932
Proceeds from related party advances					100,000
February 2025 Offering
Related Party Balances and Transactions
Proceeds from related party advances	$ 100,000
Related party
Related Party Balances and Transactions
Professional fees and expenses paid to companies controlled by officers included in general and administrative			109,000	$ 249,323	442,110
Research and development expenses paid to companies controlled by officers included in general and administrative			$ 18,000		42,212
Accounts payable due to related parties	$ 9,010				$ 9,010
Related party | SWH
Related Party Balances and Transactions
Acquisition of non-controlling interest (in shares)					2,818,520